Quarterly Financial Information - CRLP (Details) (USD $) Share data in Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Quarterly Financial Information
Revenues									$ 368,847,000	$ 329,626,000	$ 301,707,000
Colonial Realty Limited Partnership
Quarterly Financial Information
Revenues	103,011,000	93,145,000	90,524,000	88,072,000	86,708,000	83,939,000	81,462,000	77,517,000	368,847,000	329,626,000	301,707,000
(Loss) income from continuing operations	(22,736,000)	(8,575,000)	9,050,000	(9,902,000)	6,142,000	(12,605,000)	(9,498,000)	(14,504,000)
Income from discontinued operations	27,283,000	1,602,000	4,516,000	3,440,000	3,381,000	27,051,000	3,413,000	2,745,000
Net income (loss) attributable to CRLP					9,523,000	14,446,000	(6,085,000)	(11,759,000)	4,677,000	6,126,000	(38,444,000)
Distributions on preferred shares					(867,000)	(906,000)	(906,000)	(906,000)	0	0	(5,649,000)
Preferred unit repurchase gains					2,500,000	0	0	0	0	2,500,000	3,000,000
Preferred share/unit issuance costs write-off					(1,319,000)	0	0	0	0	(1,319,000)	(4,868,000)
Net income (loss) available to common unitholders	4,547,000	(6,973,000)	13,566,000	(6,462,000)	9,837,000	13,540,000	(6,991,000)	(12,665,000)	4,677,000	3,721,000	(53,122,000)
Net income (loss) per unit:
Basic	$ 0.05	$ (0.08)	$ 0.15	$ (0.07)	$ 0.10	$ 0.14	$ (0.08)	$ (0.15)	$ 0.05	$ 0.04	$ (0.67)
Diluted	$ 0.05	$ (0.08)	$ 0.15	$ (0.07)	$ 0.10	$ 0.14	$ (0.08)	$ (0.15)	$ 0.05	$ 0.04	$ (0.67)
Weighted average common shares/units outstanding
Basic	94,607	94,478	94,363	94,181	93,960	93,826	90,847	86,796	94,410	91,389	79,536
Diluted	94,607	94,478	94,652	94,181	94,201	93,826	90,847	86,796	94,410	91,389	79,536
Impairment, legal contingencies and other losses									22,762,000	5,736,000	1,308,000
Commercial
Weighted average common shares/units outstanding
Operating property dispositions	1
Multifamily
Quarterly Financial Information
Number of properties acquired	3		1	1	1	3	1	3	5	8
Number of development projects completed									2
Weighted average common shares/units outstanding
Operating property dispositions	4					6
DRA/CLP JV
Weighted average common shares/units outstanding
Gain (loss) from sales of property			21,900,000
DRA/CLP JV | Commercial
Weighted average common shares/units outstanding
Equity method investment, ownership percentage	0.00%								0.00%
DRA/CLP JV | Office
Weighted average common shares/units outstanding
Equity method investment, ownership percentage			15.00%
Bluerock | Commercial
Weighted average common shares/units outstanding
Equity method investment, ownership percentage	0.00%								0.00%
Bluerock | Office
Weighted average common shares/units outstanding
Gain (loss) from sales of property									7,400,000
Equity method investment, ownership percentage		10.00%
Colonial Pinnacle at Turkey Creek
Weighted average common shares/units outstanding
Gain (loss) from sales of property					18,800,000
Equity method investment, ownership percentage	50.00%								50.00%
Non-cash impairment | Commercial
Weighted average common shares/units outstanding
Impairment, legal contingencies and other losses									3,300,000
Legal Reserve
Weighted average common shares/units outstanding
Loss contingency, loss in period	17,600,000
Structural and Infrastructure Costs
Weighted average common shares/units outstanding
Loss contingency, loss in period											1,300,000
Colonial Promenade Alabaster | Structural and Infrastructure Costs
Weighted average common shares/units outstanding
Loss contingency, loss in period	4,200,000								4,200,000
Colonial Grand at Research Park | Multifamily
Weighted average common shares/units outstanding
Gain (loss) from sales of property									2,800,000
UCO Litigation
Weighted average common shares/units outstanding
Impairment, legal contingencies and other losses									8,200,000
UCO Litigation | Non-cash impairment
Weighted average common shares/units outstanding
Impairment, legal contingencies and other losses									$ 3,300,000